SIGNIFICANT ACCOUNTING POLICIES - Other Liabilities (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant accounting policies
Discount rate		6.40%
Minimum
Significant accounting policies
Discount rate	6.40%		4.60%
Projected increase rate in compensation	10.00%	10.00%	8.00%
Maximum
Significant accounting policies
Discount rate	15.00%	15.20%	9.20%
Projected increase rate in compensation	48.30%	31.20%	16.30%